Summary Of Significant Accounting Policies (Costs And Accumulated Amortization Of Acquired Definite-Lived Intangible Assets) (Details) - USD ($) $ in Millions	May 29, 2016	May 31, 2015
Accounting Policies [Abstract]
Other definite-lived intangibles	$ 14.2	$ 15.1
Accumulated amortization	(7.3)	(7.3)
Other definite-lived intangible assets, net of accumulated amortization	6.9	7.8
Below-market leases	29.2	29.2
Accumulated amortization	(13.3)	(11.5)
Below-market leases, net of accumulated amortization	15.9	17.7
Above-market leases	(21.4)	(21.4)
Accumulated amortization	8.3	6.4
Above-market leases, net of accumulated amortization	$ (13.1)	$ (15.0)